Trade and other payables (Details) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Trade and other current payables [abstract]
Trade payables	₨ 12,696		₨ 10,745
Due to creditors for expenses	5,413		4,503
Due to capital creditors	5,635		1,411
Trade and other current payables	₨ 23,744	$ 325	₨ 16,659